Schedule of cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Notes and other explanatory information [abstract]
Cash at bank and in hand	$ 26	$ 199	$ 115	$ 553	$ 1,285	$ 8,604